Federated Enhanced Treasury Income Fund
Federated Enhanced Treasury Income Fund (the "Fund")
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is to provide current income with total return as a secondary objective.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Federated Enhanced Treasury Income Fund Federated Enhanced Treasury Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	1.00%	[1]
Exchange Fee	none
[1]	Shares redeemed or exchanged out within six months of the Closing Date of the Reorganization of the Predecessor Fund (defined below) will be subject to a 1.00% redemption fee. The redemption fee will expire at the end of the six month period following the Closing Date of the Reorganization.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Federated Enhanced Treasury Income Fund Federated Enhanced Treasury Income Fund
Management Fee	0.60%
Distribution (12b-1) Fee	none
Other Expenses	1.06%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.67%
Fee Waivers and/or Expense Reimbursements	(0.61%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.06%
[1]	The Fund is the successor to a closed-end fund of the same name (the "Predecessor Fund") pursuant to a tax-free reorganization. The Predecessor Fund was also managed by Federated Investment Management Company. Pursuant to the reorganization, the Predecessor Fund became the accounting survivor. The Fund's expenses have been restated to reflect the reorganization. The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, expenses allocated from affiliated partnerships, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 1.05% (the "Fee Limit"), up to but not including the later of (the "Termination Date"): (a) February 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Federated Enhanced Treasury Income Fund | Federated Enhanced Treasury Income Fund | USD ($)	170	526	907	1,976

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Predecessor Fund's portfolio turnover rate was 210% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
The Fund's investment objectives are to provide current income, with total return as a secondary objective. No assurance can be given that the Fund's investment objectives will be achieved.

Under normal market conditions, the Fund's investment program will consist primarily of: (1) actively managing a portfolio of U.S. Treasury securities and U.S. Government Agency securities that pay interest in an attempt to generate current income (the "Core Portfolio"); (2) selling call options on a continuous basis on individual or baskets of U.S. Treasury securities and U.S. Government Agency securities and/or options on futures on U.S. Treasury securities and U.S. Government Agency securities in an attempt to generate gains from option premiums (the "Option Strategy"); and (3) actively managing the duration (the "Duration Strategy") of the Fund's portfolio in an attempt to generate additional returns versus the Barclays U.S. Treasury Bond (the "Treasury Index"). Duration is an approximate measure of a bond's price sensitivity to changes in interest rates.

Under normal market conditions, the Fund will invest at least 80% of its total assets in U.S. Treasury securities. The Fund may invest up to 20% of its total assets in U.S. Government Agency securities, including U.S. Government mortgage-backed securities. For purposes of the Fund's 80% policy, U.S. Treasury securities are direct obligations of the U.S. Treasury including U.S. Treasury notes, bills and bonds and do not include U.S. Government Agency securities. U.S. Government Agency securities, as used in this prospectus, include debt securities issued and/or guaranteed as to principal and interest by U.S. Government agencies, U.S. Government sponsored enterprises and U.S. Government instrumentalities that are not direct obligations of the United States. These securities may not be backed by the full faith and credit of the United States.

The Adviser will implement the Option Strategy by employing a strategy of writing (selling) call options and/or options on futures of U.S. Treasury securities and U.S. Government Agency securities and index call options on indices comprised of U.S. Treasury securities and U.S. Government Agency securities. The Fund expects to sell these options on a continuous basis with an aggregate value of at least 50% of the value of its holdings of U.S. Treasury securities and U.S. Government Agency securities. Under normal market conditions, the Fund intends that approximately 80% of the value of the Fund's holdings of U.S. Treasury securities and U.S. Government Agency securities will be subject to written call options. Under the Option Strategy, the Fund will write call options, index options and options on futures contracts such that the aggregate value of the securities underlying such options does not exceed the value of the Fund's portfolio.

The Fund will also seek to generate total return through the Adviser's active management of the Core Portfolio based on the Adviser's assessment of the U.S. Treasury yield curve, and use of the Duration Strategy in an attempt to outperform the total return performance of the Treasury Index. The Adviser will actively manage the Core Portfolio based on the Adviser's views of changes in the slope of the U.S. Treasury yield curve and will adjust the Core Portfolio based on these assumptions. The Adviser will adjust the Core Portfolio duration primarily through the use of futures that will provide exposure to the desired duration level. The Fund may also use other derivative instruments. Portfolio duration may also be adjusted through the direct investment in U.S. Treasury or U.S. Government Agency securities with maturities that correspond to the desired portfolio duration level (e.g., purchasing U.S. Treasury securities with shorter maturities to reduce the Core Portfolio duration). Adjustments to the Fund's portfolio duration will be based on the current duration level of the Treasury Index. The Adviser may extend or shorten the Fund's portfolio duration by as much as five years above or below the current duration level of the Treasury Index based on its forecast of the current interest rate environment.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Investment and Market Risk. An investment in Fund Shares is subject to investment risk, including the possible loss of the entire principal amount invested.
  Issuer Risk. Issuer risk is the risk that the value of securities may decline for a number of reasons directly related to the issuer or borrower.
  Interest Rate Risk. The value of Fund Shares will usually change in response to interest rate fluctuations. When interest rates decline, the value of fixed-rate securities held by the Fund can be expected to rise. Conversely, when interest rates rise, the value of fixed-rate securities held by the Fund can be expected to decline.
  Reinvestment Risk. Reinvestment risk is the risk that income from the Fund's portfolio will decline if and when the Fund reinvests the proceeds from the disposition of its portfolio securities (whether pursuant to the Option Strategy, as a result of return of principal upon maturity, call or redemption by the issuer, or sale by the Fund) at market interest rates that are below the portfolio's current earnings rate. A decline in income could negatively affect the market price of the Shares.
  Risk Associated with U.S. Government Securities and Agency Securities. Some U.S. Government securities may be supported by the full faith and credit of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds and GNMA certificates. U.S. government securities generally do not involve the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed-income securities.
  Option Strategy Risk. The Fund will, through its Option Strategy, write (sell) call options on the Fund's portfolio of U.S. Treasury securities and U.S. Government Agency securities and/or options futures on U.S. Treasury securities and U.S. Government Agency securities.
   A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events.
  Duration Strategy Risk. The Fund will use the Duration Strategy in order to generate capital appreciation through the selective adjustment of the duration of the Core Portfolio based on the Adviser's research outlook. There are no assurances that the Fund's Duration Strategy will be successful. The success of the Fund's Duration Strategy depends significantly on the Adviser's ability to accurately predict interest rate movements and the Fund's ability to adjust its portfolio correctly and in a timely manner.
   The Duration Strategy is highly dependent on proprietary quantitatively-based models that have been researched, developed and utilized by the Adviser to evaluate the interest rate environment, although generally these models have not been independently tested or otherwise reviewed (other than by the Adviser).
   The Adviser will implement the Duration Strategy through the use of certain derivative instruments, including but not limited to swaps and futures. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.
  Mortgage-Backed Securities (MBS) Risk. The value of Fund Shares may be adversely affected by fluctuations in interest rates and the prepayment of the mortgage loans underlying the MBS held by the Fund.
  Tax Risk. Certain transactions entered into by the Fund are subject to special tax rules that may affect the character, amount and timing of distributions to shareholders. Special tax rules may also require the Fund to mark to market certain types of positions in its portfolio, including some of its call options (i.e., treat them as sold on the last day of the taxable year), and may result in the recognition of income without a corresponding receipt of cash.
  Risk of Inflation-Protected Securities. The value of inflation-protected securities is subject to the effects of changes in market interest rates caused by factors other than inflation. If interest rates rise due to reasons other than inflation, the Fund's investment in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure.
  Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or the stock market. Economic, political and financial conditions may, from time to time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects. Among other investments, lower-grade bonds may be particularly sensitive to changes in the economy.
  Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table Risk/Return Bar Chart
The Fund is the successor to the Predecessor Fund pursuant to a tax-free reorganization that took place on October 23, 2015. As a result of the reorganization, the Fund became the legal entity survivor while the Predecessor Fund became the accounting survivor. Accordingly, the performance information and financial information provided in this Prospectus for periods prior to October 23, 2015, is the historical performance of the Predecessor Fund's sole class of shares, which commenced operations on January 29, 2010. For periods shown below, performance is the actual performance of the sole share class of the Predecessor Fund and has not been adjusted to reflect the anticipated fees and expenses of the Fund. As a result, the performance shown below may be higher than if adjusted to reflect the fees and expenses of the Fund.

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Federated Enhanced Treasury Income Fund

Within the periods shown in the bar chart, the Fund's highest quarterly return was 2.32% (quarter ended March 31, 2014). Its lowest quarterly return was -2.89% (quarter ended June 30, 2013).
Average Annual Total Return Table
In addition to Return Before Taxes, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plans.

(For the Period Ended December 31, 2015)

Average Annual Total Returns - Federated Enhanced Treasury Income Fund		1 Year	5 Year	Start of Performance	Inception Date
Federated Enhanced Treasury Income Fund		(0.92%)	(0.86%)	(0.73%)	Jan. 29, 2010
Federated Enhanced Treasury Income Fund | Return After Taxes on Distributions		(1.80%)	(1.52%)	(1.67%)	Jan. 29, 2010
Federated Enhanced Treasury Income Fund | Return After Taxes on Distributions and Sale of Fund Shares		(0.52%)	(0.90%)	(0.88%)	Jan. 29, 2010
Barclays U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	[1]	0.84%	2.91%	3.21%
Lipper Short U.S. Treasury Funds Average (reflects no deduction for fees, expenses or taxes)	[2]	0.25%	0.51%	0.44%
[1]	Barclays U.S. Treasury Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.
[2]	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category and is not adjusted to reflect any sales charges. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.